Consolidated Balance Sheets (Unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, price per share	₪ 0.01	₪ 0.01
Ordinary shares, authorized	300,000,000	300,000,000
Ordinary shares, issued	25,088,414	25,088,414
Ordinary shares, outstanding	25,088,414	25,088,414